Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Net Revenue	$ 10,622,000	$ 15,931,000	$ 15,488,000	$ 29,198,000	$ 21,939,000		$ 39,299,000		$ 47,512,000
Cost of Revenue	8,247,000	12,197,000	12,287,000	23,008,000	16,582,000		30,090,000		36,697,000
Gross Profit (Loss)	2,375,000	3,734,000	3,201,000	6,190,000	5,357,000		9,209,000		10,815,000
Operating Expenses
Selling general and administrative expenses	653,000	1,169,000	1,830,000	3,717,000	2,426,000		3,442,000		3,589,000
General and administrative expenses	4,339,000	2,459,000	8,552,000	8,616,000	7,403,000		9,465,000		7,157,000
Net (gain) loss on early termination of operating lease	(3,874,000)		4,000
Total Operating Expenses	1,118,000	3,628,000	10,386,000	12,333,000	9,829,000		12,907,000		10,746,000
Loss from Operations	1,257,000	106,000	(7,185,000)	(6,143,000)	(4,472,000)		(3,698,000)		69,000
Other Expenses
Gain on disposal of fixed assets		44,000		44,000	44,000
Gain - related party									11,000
Gain from extinguishment of PPP loan forgiveness									448,000
Gain from settlement of accounts payable							48,000		339,000
Loss from extinguishment of debt							(183,000)
Gain from Employee Retention Credit Program refund					704,000		704,000
Interest expense	(283,000)	(53,000)	(328,000)	(299,000)	(122,000)		(479,000)		(580,000)
Total Other Expenses	(283,000)	(9,000)	(328,000)	(255,000)	626,000		90,000		218,000
Loss Before Income Tax Benefit (Provision)	974,000	97,000	(7,513,000)	(6,398,000)	(3,846,000)		(3,608,000)		287,000
Income Tax Benefit (Provision)					(1,502,000)		(1,030,000)		(57,000)
Net Loss	974,000	97,000	(7,513,000)	$ (6,398,000)	(5,348,000)		$ (4,638,000)		$ 230,000
Net (income) loss attributable to non-controlling interest	221,000		221,000
Net Income (Loss) Available to Common Stockholders	$ 1,195,000	$ 97,000	$ (7,292,000)		$ (5,348,000)
Loss per Common Share
Basic	$ 0.13	$ 0.03	$ (0.99)	$ (1.32)	$ (1.44)		$ (1.65)		$ 0.14
Diluted	$ 0.13	$ 0.03	$ (0.99)	$ (1.32)	$ (1.44)		$ (1.65)		$ 0.14
Weighted Average Common and Common Equivalent Shares:
Basic	9,095,504	4,220,259	7,341,204	4,864,540	3,726,259		2,811,872		1,614,506
Diluted	9,095,504	4,220,259	7,341,204	4,864,540	3,726,259		2,811,872		1,623,397
Semi Cab Inc [Member]
Net Revenue						$ 6,036,000		$ 9,655,000
Cost of Revenue						5,853,000		10,108,000
Gross Profit (Loss)						183,000		(453,000)
Operating Expenses
Selling general and administrative expenses						1,333,000		1,511,000
Product development						852,000		640,000
Total Operating Expenses						2,185,000		2,151,000
Loss from Operations						(2,002,000)		(2,604,000)
Other Expenses
Interest expense						(145,000)		(63,000)
Total Other Expenses						(145,000)		(63,000)
Loss Before Income Tax Benefit (Provision)						(2,147,000)		(2,667,000)
Income Tax Benefit (Provision)
Net Loss						$ (2,147,000)		$ (2,667,000)